Share-Based Compensation and Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation and Employee Benefit Plans
Share-Based Compensation and Employee Benefit Plans
Stock Award and Incentive Plan
We have a stock award and incentive plan to attract and retain officers, key employees and independent directors. Our plan reserves for issuance a maximum of 4.4 million shares, which may be in the form of incentive stock options, non-qualified stock options and restricted stock, or other types of awards as authorized under our plan. At December 31, 2012, there were approximately 1.3 million shares available to be granted under our plan. Our plan is administered by the Compensation and Human Resources Committee of the Board of Directors. In the case of stock options, the exercise price of the options granted may not be less than the fair market value of Common Stock at the date of grant. The term of the options is generally 10 years from the date of grant. The options typically vest over a period of one to four years or five years from the date of grant. We generally issue new shares upon exercise of options. Restricted stock awards typically vest over a period of three years to five years.
The following table summarizes activity for our outstanding stock options for the years ended December 31, 2012, 2011 and 2010 (numbers of options in thousands):

	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at beginning of year	6,809	$26.47	7,733	$26.53	9,576	$26.14
Granted	—	—	—	—	3	21.67
Exercised	(2,253)	21.75	(203)	8.99	(202)	8.92
Forfeited	(1,511)	29.66	(721)	32.09	(1,644)	26.43
Outstanding at end of year	3,045	$28.39	6,809	$26.47	7,733	$26.53
Exercisable at end of year	2,841	$29.79	6,146	$27.50	5,996	$29.54

The intrinsic value of a stock option represents the amount by which the current price of the underlying stock exceeds the exercise price of the option. Options outstanding at December 31, 2012, had an aggregate intrinsic value of $4.6 million and a weighted average remaining contractual term of 4.0 years. Options exercisable at December 31, 2012, had an aggregate intrinsic value of $0.9 million and a weighted average remaining contractual term of 3.8 years. The intrinsic value of stock options exercised during the years ended December 31, 2012, 2011 and 2010, was $10.9 million, $3.0 million and $2.9 million respectively.
The following table summarizes activity for restricted stock awards for the years ended December 31, 2012, 2011 and 2010 (numbers of shares in thousands):

	2012		2011		2010
	Number of Shares	Weighted Average Grant-Date Fair Value	Number of Shares	Weighted Average Grant-Date Fair Value	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at beginning of year	463	$21.53	544	$19.36	458	$26.73
Granted	241	24.31	290	25.59	381	16.72
Vested	(178)	21.86	(243)	24.31	(261)	27.56
Forfeited	—	—	(128)	16.16	(34)	26.11
Unvested at end of year	526	$22.69	463	$21.53	544	$19.36

The aggregate fair value of shares that vested during the years ended December 31, 2012, 2011 and 2010 was $4.4 million, $6.1 million and $4.4 million, respectively.
Total compensation cost recognized for restricted stock and stock option awards was $5.3 million, $5.9 million and $8.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. Of these amounts, $0.4 million, $0.5 million and $0.8 million, respectively, were capitalized. At December 31, 2012, total unvested compensation cost not yet recognized was $8.0 million. We expect to recognize this compensation over a weighted average period of approximately 1.7 years.